Ordinary Shares	9 Months Ended	12 Months Ended
	Feb. 28, 2026	Dec. 31, 2025	May 31, 2025
Ordinary Shares [Line Items]
ORDINARY SHARES

16. ORDINARY SHARES

On January 23, 2023, the Company effectuated a 10 for 1 share consolidation of its authorized share capital, such that every 10 Class A Ordinary Shares, par value of US$1.00 per share, in the authorized share capital of the Company (including issued and unissued share capital) were consolidated into 1 Class A Ordinary Share, par value of US$10.00 per share, and that every 10 Class B Ordinary Shares, par value of US$1.00 per share in the authorized share capital of the Company (including issued and unissued share capital) were consolidated into 1 Class B Ordinary Share, par value of US$10.00 per share. As a consequence of the reverse stock split, fractional shares were rounded up to the next whole share, resulting in the creation of an additional 8,018 Class A Ordinary Shares.

On February 21, 2023, the Company was merged with Aptorum Group Cayman Limited, a newly established wholly owned subsidiary of the Company, whereby the Company is the surviving company on the terms of the plan of merger. According to the plan of merger, the par value of its Class A and Class B Ordinary Shares are changed from USD10 to USD0.00001.

On March 31, 2023, the Group issued 70,430 Class A Ordinary Shares to a majority of the share option holders. This issuance served as an exchange for their share options and facilitated the reversal of deferred cash bonus payables owed to these holders (See Note 10).

On March 31, 2023, the Group also issued 65,770 fully vested Class A Ordinary Shares to certain employees and external consultants. The grant date fair value of each of the shares was $2.68 based on grant date quoted market price.

On June 28, 2023, the Group entered into a securities purchase agreement with 4 investors. Pursuant to the securities purchase agreement, the investors are purchasing a convertible note in the original principal amount of $3,000,000 (the “June 2023 Note”). The whole proceeds from the June 2023 Note was used to settle a related party loan. The June 2023 Note is unsecured, convertible into the Company’s restricted Class A Ordinary Shares at the Note holders’ option. The June 2023 Notes have a maturity date of 12 months subject to the investors extension, a bullet interest rate of 7% per annum, and a conversion price of $3.00 per Class A Ordinary share. The Company shall have an obligation to repay the principal amount and interest of the June 2023 Note on the maturity date in cash or in unregistered Class A Ordinary Shares or a combination of such at the Company’s discretion. Immediately following the issuance of June 2023 Note, the June 2023 Note was fully converted into 1,000,000 Class A Ordinary Shares.

For the year ended December 31, 2023, the Group issued 1,250,000 Class A Ordinary Shares to convertible note holders upon conversion (See Note 15).

For the year ended December 31, 2024 and 2023, the Group issued 427,060 and 791 Class A Ordinary Shares to share option holders as a result of exercise of options, respectively.

For the year ended December 31, 2024, the Group issued 446,842 Class A Ordinary Shares to Class B Ordinary Shares holders upon conversion.

On January 2, 2025, the Company entered into a certain securities purchase agreement (the “Securities Purchase Agreement”) with certain non-affiliated institutional investors (the “Purchasers”) pursuant to which the Company sold 1,535,000 Class A ordinary shares of the Company (the “Shares”), par value $0.00001 per share (the “Ordinary Shares”) at a per share price of $2.00 in a registered direct offering, for gross proceeds of $3,070,000 (the “January 2025 Offering”) and the net proceeds after deducting the related expense is $2,699,200. The Securities Purchase Agreement was fully executed on January 3, 2025.

On October 14, 2025, the Company closed an offering of 1,000,000 Class A ordinary shares at a purchase price of $2.00 per unit, with each unit consisting of one Class A ordinary share and two restricted warrants (the “Investor Warrants”, see Note 20) to purchase one Class A ordinary share each, for aggregate gross proceeds of $2,000,000 (the “October 2025 Offering”). Cash issuance costs are $284,001 and the net proceeds from the October 2025 Offering were approximately $1,716,000.

Of the $2,000,000 gross proceeds, $996,000 was allocated to the liability-classified Investor Warrants at their fair value (see Note 20), with the residual $1,004,000 allocated to the equity-classified Class A ordinary shares.

In connection with the October 2025 Offering, the Company issued warrants to purchase 60,180 Class A ordinary shares to the placement agent’s designees (the “Placement Agent Warrants”) at an exercise price of $2.50 per share. The Placement Agent Warrants had a grant-date fair value of $23,606 (see Note 17) which was treated as an issuance cost of the offering.

Cash issuance costs of $284,001 and the Placement Agent Warrant fair value of $23,606 were allocated between the liability and equity instruments in proportion to the allocation of proceeds ($141,433 and $11,756, respectively, to the warrant liability, expensed as incurred; and $142,568 and $11,850, respectively, to equity, charged to additional paid-in capital).

Holders of Class A Ordinary Shares and Class B Ordinary Shares have the same rights except for the following: (i) each Class A Ordinary Share is entitled to one vote while each Class B Ordinary Share is entitled to ten votes; and (ii) each Class B Ordinary Share is convertible into one Class A Ordinary Share at any time while Class A Ordinary Shares are not convertible under any circumstances.

DiamiR Biosciences Corp. [Member]
Ordinary Shares [Line Items]
ORDINARY SHARES

NOTE 10 — STOCKHOLDERS’ EQUITY

Stock-Based Compensation

The Company maintains stock option plans, under which shares are available for issuance of stock-based awards under terms established by the board of directors. Through February 28, 2026, awards under the plans generally consisted of stock options with exercise prices equal to the estimated fair market value of the Company’s common stock, vesting and service conditions of 18 months to three years without market or performance conditions and ten-year lives, and to restricted stock units with performance conditions. As of May 31, 2025, 600,000 shares remain available for future grant under the 2024 Stock Option Plan.

In the nine months ended February 28, 2026, stock-based compensation expense amounted to $0. In the nine months ended February 28, 2025, stock-based compensation expense amounted to $20,418, which is included in research and development expenses. As of February 28, 2026, unrecognized stock-based compensation expense related to options for which vesting is considered probable was $0.

As of February 28, 2026, unrecognized stock-based compensation expense related to options for which vesting is not considered probable was $1,093,712. As of February 28, 2026, the grant-date fair value and unrecognized compensation expense related to restricted stock units for which vesting is not considered probable was $652,080.

Founder Contribution

In nine months ended February 28, 2026 and 2025, a founder made contributions to the Company in the form of loans with interest rates below market. The Company recorded a discounts on the loans of $12,694 and $24,970 in the nine months ended February 28, 2026 and 2025, respectively, as additional paid-in capital.

Warrant

In the nine months ended February 28, 2025, the holder agreed to exchange 29,336 warrants to purchase shares of our common stock exercisable at a price of $5.87 per share, for 29,336 shares of our Common Stock in the event of a public offering of securities by the Company prior to January 1, 2025. The warrant expired in the year ended May 31, 2025, in accordance with its terms.

NOTE 11 — STOCKHOLDERS’ EQUITY

The Company was capitalized by its two founders with a cash contribution by one of its founders of $250,000 for 2,200,000 shares of common stock and a non-cash contribution by the other founder for 2,000,000 shares of common stock. The non-cash contribution consisted of all of the founders’ rights, title, and interest in any intellectual property, proprietary property or other property of a similar nature related to the business to be conducted by the Company involving methods of using small RNA from bodily fluids for diagnosis and monitoring of neurodegenerative diseases.

Founder Contributions

In the years ended May 31, 2025 and 2024, its founders also made contributions to the Company in the form of below market interest rates on loans and in the form of uncompensated services. the Company recorded discounts on founder notes payable of $34,692 and $35,063 respectively, as additional paid-in capital.

Warrant

Concurrent with the issuance of a note payable settled prior to the year ended May 31, 2024, the Company issued a warrant for 29,336 shares of the Company’s common stock at an exercise price of $5.87 per share. The warrant expired in the year ended May 31, 2025, in accordance with its terms.

Stock Option Plans

The Company maintains stock option plans, under which shares are available for issuance of stock-based awards under terms established by the board of directors. Through May 31, 2025, awards under the plans generally consisted of options with exercise prices equal to fair market value, vesting and service conditions of 18 months to three years without market or performance conditions and ten-year lives. Options granted in the year ended May 31, 2024 for an aggregate of 246,000 shares are subject to vesting conditions related to research and financing milestones. As of May 31, 2025, 600,000 shares remain available for future grant under the 2024 Stock Option Plan. The number of shares available under the 2024 Stock Option Plan will increase by 2% per year or such lower number of shares as may be determined by the Company’s board of directors.

The following is an analysis of the stock option activity under the Plans:

	Number	Weighted Average Exercise Price	Weighted Average Remaining Life
Outstanding May 31, 2023	557,450	$6.04
Granted	153,000	0.01
Exercised	—	—
Expired or forfeited	(198,500)	4.95
Outstanding May 31, 2024	511,950	$4.66
Granted	—	—
Exercised	—	—
Expired or forfeited	—	—
Outstanding May 31, 2025	511,950	$4.66	5.5 years
Exercisable May 31, 2025	263,450	$4.96	4.0 years

The weighted average grant-date fair value of stock options granted during the years ended May 31, 2024 was $7.00, based on the following weighted average assumptions:

2024
Expected term in years	10
Expected volatility	81%
Risk-free interest rate	4.1%
Expected dividend yield	0%

In the year ended May 31, 2024, the Company modified the terms of certain of its outstanding stock options representing an aggregate of 140,000 shares. These modifications included a reduction in exercise prices from $7.01 per share to $0.01 per share and the addition of performance and vesting conditions, not currently considered probable of achievement, related to corporate transactions.

In the year ended May 31, 2025, stock-based compensation expense amounted to $24,312, which is included in research and development expenses. In the year ended May 31, 2024, stock-based compensation expense amounted to $194,846, of which $182,912 is included in research and development expenses and $11,934 is included in general and administrative expenses. As of May 31, 2025, unrecognized stock-based compensation expense related to options for which vesting is considered probable was $0. As of May 31, 2025, unrecognized stock-based compensation expense related to options for which vesting is not considered probable was $1,093,712.

In the year ended May 31, 2023, the Company issued 132,000 restricted stock units, vesting upon a change in control or public listing of the Company’s common stock. In the year ended May 31, 2024, concurrent with the modification of stock options described above, the Company terminated outstanding restricted stock units representing 44,000 shares. Vesting of the units is not considered probable and no compensation expense has been recognized through the year ended May 31, 2025. The grant-date fair value and unrecognized compensation expense as of May 31, 2025 related to the restricted stock units amounts to $652,080.